UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (29.6%)(a)
				Principal amount	Value

Basic materials (2.4%)

American Rock Salt Co. LLC/American Rock Capital Corp. 144A sr. notes 8 1/4s, 2018				$132,000	$133,650

Associated Materials, LLC 144A company guaranty sr. notes 9 1/8s, 2017				502,000	540,278

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018				415,000	451,313

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)				240,000	240,900

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)				620,000	652,550

Chemtura Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2018				168,000	180,180

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.31s, 2013 (Netherlands)				165,000	159,638

Ferro Corp. sr. unsec. notes 7 7/8s, 2018				860,000	920,200

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)				657,000	694,192

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)				535,000	562,285

Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s, 2011				110,000	110,138

Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017				135,000	143,438

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018				110,000	119,900

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018				375,000	406,875

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A sr. notes 9s, 2020				476,000	514,080

Huntsman International, LLC 144A company guaranty sr. unsec. sub. notes 8 5/8s, 2021				661,000	741,973

Ineos Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)			EUR	270,000	432,930

Ineos Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)				$445,000	488,388

Ineos Group Holdings PLC company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)			EUR	329,000	486,186

JMC Steel Group 144A sr. notes 8 1/4s, 2018				$160,000	167,600

KRATON Polymers, LLC/KRATON Polymers Capital Corp. 144A sr. notes 6 3/4s, 2019				145,000	147,538

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)			EUR	678,400	1,017,336

Lyondell Chemical Co. sr. notes 11s, 2018				$1,590,000	1,796,700

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017				1,008,000	1,123,920

Momentive Performance Materials, Inc. 144A notes 9s, 2021				691,000	744,553

Nalco Co. 144A sr. notes 6 5/8s, 2019				165,000	169,950

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014				420,000	417,900

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A sr. sub. notes 8 3/8s, 2018				140,000	145,250

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020				500,000	558,750

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015				546,000	554,190

Omnova Solutions, Inc. 144A company guaranty sr. notes 7 7/8s, 2018				135,000	138,375

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)			EUR	834,000	1,405,493

PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)				$125,000	144,375

Rockwood Specialties Group, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2014			EUR	130,000	197,004

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.343s, 2015 (Germany)			EUR	339,000	494,430

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)				$259,000	265,475

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017				380,000	420,375

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020				451,000	494,973

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012				98,000	104,125

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016				550,000	587,813

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)				487,000	622,776

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)				291,000	351,383

TPC Group, LLC 144A sr. notes 8 1/4s, 2017				489,000	525,675

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015				125,000	130,156

USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018				165,000	173,250

Vartellus Specialties, Inc. 144A company guaranty sr. notes 9 3/8s, 2015				84,000	88,410

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty Ser. B, 11 3/8s, 2016				193,000	205,545

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014				605,000	659,450

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr. notes 8 3/4s, 2019				200,000	206,500

					22,038,364
Capital goods (1.7%)

Alliant Techsystems, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2020				565,000	591,838

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016				466,000	482,310

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 11 1/4s, 2015				501,380	555,228

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 7 1/8s, 2019(FWC)				140,000	141,750

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016				225,000	244,688

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014				244,000	244,915

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017				80,000	82,200

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017				205,000	229,088

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)			EUR	190,000	291,486

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)			EUR	130,000	199,438

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020				$689,000	724,311

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018				225,000	226,406

Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021				262,000	262,983

Berry Plastics Holding Corp. company guaranty notes FRN 4.185s, 2014				260,000	243,750

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020				330,000	350,625

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021				330,000	339,075

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)			EUR	100,000	153,773

Exide Technologies 144A sr. notes 8 5/8s, 2018				$220,000	235,950

Griffon Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2018				160,000	165,800

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017				367,000	402,783

Kratos Defense & Security Solutions, Inc. 144A sr. notes 10s, 2017				525,000	576,188

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)				860,000	1,067,204

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020				70,000	77,875

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016				217,000	226,765

Polypore International, Inc. 144A sr. notes 7 1/2s, 2017				265,000	280,734

Pregis Corp. company guaranty notes FRN 6.327s, 2013			EUR	80,000	114,887

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013				$255,000	251,813

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)			EUR	350,000	509,949

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)			EUR	714,000	1,151,290

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A sr. notes 7 3/4s, 2016 (Luxembourg)			EUR	843,000	1,302,222

Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019				$185,000	194,944

Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019				310,000	323,175

Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s, 2021 (New Zealand)				100,000	103,125

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/4s, 2021 (New Zealand)				120,000	121,950

Ryerson, Inc. company guaranty sr. notes 12s, 2015				777,000	839,160

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018				345,000	366,563

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020				330,000	338,250

Terex Corp. sr. unsec. sub. notes 8s, 2017				137,000	144,878

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017				742,000	787,448

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017				309,000	332,175

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018				665,000	716,538

					15,995,530
Communication services (3.6%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018				170,000	180,625

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020				400,000	440,000

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016				496,525	598,933

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018				145,000	157,144

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019				330,000	344,025

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017				347,000	372,158

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015				195,000	198,900

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018				620,000	595,975

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015				1,453,000	1,580,138

CPI International Acquisition, Inc. 144A sr. notes 8s, 2018				120,000	119,400

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020				670,000	684,238

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015				870,000	957,000

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016				1,110,000	1,184,925

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019				160,000	171,000

CSC Holdings LLC sr. notes 6 3/4s, 2012				196,000	203,350

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014				285,000	318,844

Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017 (Jamaica)				865,000	916,900

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017				140,000	151,725

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018				1,586,000	1,712,880

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)				350,000	370,125

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)				491,000	498,365

Intelsat Jackson Holdings SA 144A sr. unsec. notes 7 1/4s, 2020 (Bermuda)				45,000	45,338

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)				960,562	1,051,815

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)				586,000	639,473

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)				310,000	339,450

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			EUR	305,000	467,505

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014				$529,000	548,838

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019				285,000	302,813

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019				131,000	142,135

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018				1,064,000	1,143,800

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020				326,000	326,408

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016				990,000	1,136,025

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021				195,000	204,750

PAETEC Holding Corp. 144A sr. unsec. notes 9 7/8s, 2018				371,000	401,608

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017				616,000	672,210

PAETEC Holding Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2015				445,000	467,250

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)			GBP	410,000	685,151

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014				$359,000	366,180

Qwest Communications International, Inc. company guaranty Ser. B, 7 1/2s, 2014				140,000	142,800

Qwest Corp. sr. unsec. notes 7 1/2s, 2014				145,000	164,213

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012				1,566,000	1,663,875

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025				382,000	403,010

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019				235,000	259,381

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016				405,000	438,919

Sprint Capital Corp. company guaranty 8 3/4s, 2032				140,000	153,300

Sprint Capital Corp. company guaranty 6 7/8s, 2028				270,000	258,863

Sprint Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2012				145,000	153,156

Sprint Nextel Corp. sr. notes 8 3/8s, 2017				2,450,000	2,747,063

Sprint Nextel Corp. sr. unsec. notes 6s, 2016				263,000	266,616

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)			EUR	145,000	227,274

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)			CHF	160,000	196,340

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)			EUR	100,000	153,929

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)			EUR	678,000	1,097,487

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)			EUR	489,000	761,186

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)			EUR	677,000	1,088,143

Virgin Media Finance PLC company guaranty sr. unsec. bond 8 7/8s, 2019 (United Kingdom)			GBP	79,000	149,489

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Netherlands)			EUR	760,000	1,186,761

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018				$140,000	150,850

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017				584,000	630,720

Windstream Corp. 144A company guaranty sr. unsec. unsub. notes 7 3/4s, 2021				315,000	333,113

					33,323,887
Conglomerates (0.1%)

SPX Corp. sr. unsec. notes 7 5/8s, 2014				270,000	298,688

SPX Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2017				160,000	171,200

					469,888
Consumer cyclicals (4.9%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015				560,000	582,400

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018				955,000	909,638

AMC Entertainment, Inc. sr. sub. notes 8s, 2014				68,000	68,935

AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s, 2020				410,000	436,650

American Casino & Entertainment Properties LLC sr. notes 11s, 2014				430,000	457,950

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021				390,000	399,263

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018				600,000	628,500

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019				270,000	269,325

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014				675,000	693,563

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018				117,000	122,265

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020				235,000	247,338

Building Materials Corp. 144A sr. notes 7s, 2020				140,000	145,950

Building Materials Corp. 144A sr. notes 6 7/8s, 2018				180,000	185,850

Building Materials Corp. 144A sr. notes 6 3/4s, 2021				360,000	364,950

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019				320,000	327,200

Caesars Entertainment Operating Co., Inc. company guaranty notes 10s, 2018				350,000	328,563

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 11 1/4s, 2017				845,000	963,300

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 9 1/8s, 2018				170,000	185,300

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018				138,000	138,690

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016				265,000	268,975

Citadel Broadcasting Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2018				135,000	146,138

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)				475,000	499,938

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016				214,000	208,115

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2021				428,000	434,420

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017				1,083,000	1,204,838

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015				305,000	329,400

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019(FWC)				400,000	400,000

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016				262,000	288,855

DISH DBS Corp. company guaranty 7 1/8s, 2016				135,000	143,775

DISH DBS Corp. company guaranty 6 5/8s, 2014				1,488,000	1,581,000

DR Horton, Inc. sr. notes 7 7/8s, 2011				60,000	60,525

FelCor Escrow Holdings, LLC 144A sr. notes 6 3/4s, 2019 (R )(FWC)				695,000	694,131

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018				890,000	890,481

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016				231,000	261,608

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015				480,000	517,200

Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040 (Mexico)				195,000	207,198

Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)				260,000	286,287

Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018				200,000	196,000

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020				407,000	402,930

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)				140,000	144,550

Interactive Data Corp. 144A company guaranty sr. notes 10 1/4s, 2018				602,000	671,230

Isle of Capri Casinos, Inc. company guaranty 7s, 2014				350,000	350,875

Isle of Capri Casinos, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2019				821,000	837,420

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)			EUR	250,000	387,162

Jarden Corp. company guaranty sr. sub. notes Ser. 1, 7 1/2s, 2020			EUR	75,000	116,535

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017				$615,000	660,356

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014				225,000	262,125

Lear Corp. company guaranty sr. unsec. bonds 7 7/8s, 2018				168,000	184,380

Lear Corp. company guaranty sr. unsec. notes 8 1/8s, 2020				276,000	306,360

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016				1,760,000	1,812,800

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016				155,000	161,588

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021				360,000	372,600

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)			EUR	1,747,000	2,684,909

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016				$460,000	496,225

Mashantucket Western Pequot Tribe 144A bonds 8 1/2s, 2015 (In default)(NON)				760,000	95,000

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)				125,000	127,734

MGM Resorts International company guaranty sr. notes 9s, 2020				240,000	267,600

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016				145,000	136,663

MTR Gaming Group, Inc. company guaranty sr. notes 12 5/8s, 2014				485,000	514,100

Navistar International Corp. sr. notes 8 1/4s, 2021				760,000	845,500

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019				315,000	322,875

Neiman-Marcus Group, Inc. company guaranty sr. unsec. notes 9s, 2015				211,000	221,023

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 7 3/4s, 2018				345,000	371,738

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021				355,000	354,113

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018				266,000	284,620

Owens Corning company guaranty unsec. unsub. notes 9s, 2019				1,248,000	1,486,680

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019				115,000	126,213

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016				380,000	393,300

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018				235,000	253,800

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016				230,000	253,575

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017				120,000	132,000

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015				625,000	637,500

Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018				155,000	159,263

Polish Television Holding BV sr. notes Ser. REGS, stepped-coupon 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)			EUR	675,000	1,066,591

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019				$120,000	121,200

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017				325,000	334,750

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016				354,000	345,150

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020				330,000	341,550

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014				145,000	145,363

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016				355,000	399,375

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018				323,000	316,136

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015				932,000	1,048,500

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015				81,000	85,253

Standard Pacific Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021				125,000	128,750

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 144A sr. notes 8 5/8s, 2016				165,000	168,713

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013				45,000	48,431

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016				105,000	110,250

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017				135,000	145,125

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017				820,000	929,675

Travelport LLC company guaranty 11 7/8s, 2016				375,000	330,938

Travelport LLC company guaranty 9 7/8s, 2014				325,000	307,125

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016				210,000	190,050

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014			EUR	235,000	366,262

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017				$800,000	882,000

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)			EUR	50,000	74,624

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015				$570,000	627,000

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019(FWC)				455,000	456,706

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)				554,961	27,748

Visteon Corp. 144A sr. notes 6 3/4s, 2019				575,000	569,250

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty mtge. notes 7 3/4s, 2020				250,000	273,125

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013				205,000	243,438

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018				603,000	642,195

Yankee Acquisition Corp. company guaranty sr. notes Ser. B, 8 1/2s, 2015				310,000	323,175

YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec. notes 10 1/4s, 2016				305,000	314,150

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016(FWC)				641,000	705,100

					44,977,554
Consumer staples (1.4%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			BRL	1,500,000	954,959

ARAMARK Holdings Corp. 144A sr. notes 8 5/8s, 2016(PIK)				167,000	171,593

Archibald Candy Corp. company guaranty sub. notes 10s, 2011 (In default)(F)(NON)				$170,069	5,442

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 5/8s, 2018				275,000	305,250

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2016				730,000	753,725

Bumble Bee Acquisition Corp. 144A company guaranty sr. notes 9s, 2017				360,000	377,100

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018				432,000	456,840

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018				463,000	488,465

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)				220,000	212,300

CKE Restaurants, Inc. company guaranty sr. notes 11 3/8s, 2018				505,000	563,075

Claires Escrow Corp. 144A sr. notes 8 7/8s, 2019				320,000	311,200

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016				142,000	154,780

Darling International, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2018				100,000	109,000

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016				279,000	268,538

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018				265,000	289,513

Dole Food Co. 144A sr. notes 8s, 2016				207,000	221,231

Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018				139,000	141,780

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)			EUR	236,000	388,403

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021				$380,000	399,950

Europcar Groupe SA company guaranty sr. sub. bonds FRB Ser. REGS, 4.593s, 2013 (France)			EUR	119,000	174,543

Foodcorp (Pty), Ltd. 144A company guaranty sr. notes 8 3/4s, 2018 (South Africa)			EUR	180,000	263,475

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014				$13,000	13,325

Hertz Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2018				155,000	162,750

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)			EUR	360,000	572,561

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015				$164,000	177,530

Libbey Glass, Inc. sr. notes 10s, 2015				114,000	124,545

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018				330,000	352,275

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2018				170,000	181,475

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017				620,000	631,625

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017				542,000	501,350

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020				125,000	134,688

Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017				270,000	292,275

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021				220,000	232,100

Service Corporation International sr. notes 7s, 2019				180,000	191,250

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014				130,000	154,050

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018				614,000	686,145

Stewart Enterprises, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2019				310,000	312,325

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014				120,000	144,900

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020				170,000	180,625

West Corp. 144A sr. notes 7 7/8s, 2019				447,000	460,410

West Corp. 144A sr. unsec. notes 8 5/8s, 2018				51,000	54,060

					12,571,426
Energy (5.6%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031				255,000	292,051

Anadarko Petroleum Corp. sr. notes 5.95s, 2016				905,000	1,008,867

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017				585,000	660,735

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020				720,000	776,700

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013				582,000	585,638

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015				150,000	156,000

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018				669,000	745,935

Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s, 2018				814,000	868,945

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017				914,000	968,840

Chaparral Energy, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2021				160,000	169,200

Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020				325,000	367,250

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015				1,150,000	1,384,313

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. notes 5 7/8s, 2021				160,000	161,400

Complete Production Services, Inc. company guaranty 8s, 2016				770,000	812,350

Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s, 2015 (Canada)				807,000	857,438

Connacher Oil and Gas, Ltd. 144A sr. sec. notes 11 3/4s, 2014 (Canada)				230,000	246,100

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020				293,000	326,695

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017				1,667,000	1,842,035

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021				65,000	65,325

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018				850,000	928,625

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020				302,000	335,220

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021				225,000	231,750

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018				945,000	956,813

Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016 (Luxembourg)				364,000	355,810

Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes 6 1/2s, 2021				234,000	229,320

Forest Oil Corp. company guaranty sr. unsec. notes 8s, 2011				1,465,000	1,518,106

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018				420,000	447,300

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)				780,000	839,514

Gazprom OAO Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)				316,000	372,194

Gazprom OAO Via Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)				1,855,000	2,315,318

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)				485,000	512,888

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)				575,000	618,873

Gazprom OAO Via White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)				485,000	584,284

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019				451,000	455,510

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016				1,043,000	1,105,580

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014				790,000	797,900

Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2021				492,000	521,520

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)			GBP	222,000	389,660

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019				$160,000	167,600

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021				220,000	228,800

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019				230,000	244,375

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)				1,080,000	1,138,104

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)				450,000	496,364

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)				320,000	328,400

Nak Naftogaz Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)				620,000	682,254

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014				698,000	712,833

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada)				1,010,000	537,825

OPTI Canada, Inc. 144A company guaranty sr. notes 9 3/4s, 2013 (Canada)				675,000	681,750

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)				210,000	212,625

Peabody Energy Corp. company guaranty 7 3/8s, 2016				1,321,000	1,489,428

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020				44,000	47,135

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)				340,000	345,150

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)				325,000	328,497

Penn Virginia Corp. company guaranty sr. unsec. notes 7 1/4s, 2019				125,000	126,094

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)				960,000	1,132,800

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)				540,000	569,263

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)				296,000	308,085

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)				960,000	973,572

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014				225,000	257,906

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)				5,035,000	3,096,525

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/2s, 2037 (Venezuela)				650,000	302,250

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)				650,000	309,725

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)				600,000	452,400

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)				1,705,000	1,134,234

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)				300,000	217,500

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)				315,000	295,313

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)				800,000	819,600

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)				215,000	256,925

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 6s, 2022 (Trinidad)				1,113,583	1,124,196

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018				539,000	610,418

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015				280,000	291,200

Plains Exploration & Production Co. company guaranty 7s, 2017				150,000	155,250

Plains Exploration & Production Co. company guaranty sr. unsec. notes 10s, 2016				645,000	728,850

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7.39s, 2024 (Philippines)				690,000	795,225

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)				950,000	1,097,250

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020				350,000	374,500

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018				290,000	321,900

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021				95,000	99,988

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018				1,060,000	1,120,950

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019				190,000	196,175

Williams Cos., Inc. (The) notes 7 3/4s, 2031				256,000	310,668

					50,931,904
Financials (5.0%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019				320,000	323,200

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012				117,000	120,803

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012				818,000	859,923

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012				851,000	885,040

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015				240,000	270,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.511s, 2014				85,000	83,645

Ally Financial, Inc. 144A company guaranty notes 6 1/4s, 2017				335,000	349,238

Ally Financial, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020				1,320,000	1,438,800

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058				440,000	492,800

Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Brazil)			BRL	855,000	544,239

Boparan Holdings LTD 144A sr. notes 9 3/4s, 2018 (United Kingdom)			EUR	265,000	398,345

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.113s, 2012				$707,000	699,801

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037				374,000	377,740

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020				135,000	141,075

CIT Group, Inc. sr. bonds 7s, 2017				2,438,000	2,457,809

CIT Group, Inc. sr. bonds 7s, 2016				1,148,000	1,156,610

CIT Group, Inc. sr. bonds 7s, 2014				106,000	107,988

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018				470,000	504,857

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018				130,000	137,475

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019				395,000	404,381

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017				599,000	655,156

HSBC Capital Funding LP/ Jersey Channel Islands company guaranty sub. FRB 5.13s, 2049 (United Kingdom)			EUR	486,000	692,194

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015				$185,000	192,400

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014				135,000	140,569

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018				895,000	924,088

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017				600,000	601,457

JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN 4.03s, 2011			RUB	46,000,000	1,679,724

JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012			INR	37,500,000	851,182

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017				$641,000	673,050

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097				1,330,000	1,237,835

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)				225,000	226,125

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)				300,000	334,500

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015				444,000	462,315

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)				265,000	295,806

Omega Healthcare Investors, Inc. 144A sr. notes 6 3/4s, 2022(R)				447,000	454,264

Russian Agricultural Bank OJSC Via RSHB Capital SA sub. bonds FRB 6.97s, 2016 (Russia)				5,400,000	5,455,404

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 3/4s, 2018 (Russia)				775,000	867,070

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)				775,000	840,875

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)				235,000	246,163

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)				257,000	270,244

SLM Corp. sr. notes Ser. MTN, 6 1/4s, 2016				141,000	149,547

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)				360,000	370,512

UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, 2015 (Cayman Islands)			EUR	327,000	443,140

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)				$425,000	447,104

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.188s, 2014				120,000	116,100

Vnesheconombank Via VEB Finance, Ltd. 144A bank guaranteed bonds 6.8s, 2025 (Russia)				1,100,000	1,116,500

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)				1,065,000	1,123,575

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 7 1/2s, 2011 (Russia)				935,000	958,936

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)				2,934,000	3,095,370

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)				3,965,000	4,186,207

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)				4,520,000	4,859,000

					45,720,181
Government (0.1%)

International Bank for Reconstruction & Development sr. unsec. unsub. notes Ser. GDIF 5 1/4s, 2014 (Supra-Nation)				22,650,000	815,597

					815,597
Health care (1.6%)

Aviv Healthcare Properties LP 144A sr. notes 7 3/4s, 2019				325,000	342,875

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)			EUR	364,000	539,323

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017				$236,000	260,780

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017				380,000	409,450

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015				857,000	876,283

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)			EUR	160,000	247,269

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)				$1,070,000	1,152,925

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020				110,000	112,888

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018				340,000	348,075

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021				510,000	497,888

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015				125,000	143,281

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)				220,000	228,250

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021				400,000	418,000

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)				1,028,000	1,103,815

HCA, Inc. sr. sec. notes 9 1/4s, 2016				1,587,000	1,702,058

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019				865,000	877,975

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018				345,000	373,463

Select Medical Corp. company guaranty 7 5/8s, 2015				381,000	391,001

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017				640,000	660,800

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)				329,569	338,632

Talecris Biotherapeutics Holdings Corp. company guaranty sr. unsec. notes 7 3/4s, 2016				48,000	52,800

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018				276,000	320,160

Tenet Healthcare Corp. sr. notes 9s, 2015				749,000	816,410

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019				471,000	532,230

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020				415,000	429,525

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020				70,000	68,775

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018				170,000	169,788

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017				70,000	69,650

Vanguard Health Systems, Inc. 144A sr. notes zero %, 2016				470,000	304,325

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)				590,000	633,314

					14,422,008
Technology (1.1%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020				140,000	145,950

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015				149,000	153,843

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019				430,000	425,700

Buccaneer Merger Sub., Inc. 144A sr. notes 9 1/8s, 2019				431,000	462,248

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)				139,000	145,950

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015				547,000	568,880

CommScope, Inc. 144A sr. notes 8 1/4s, 2019				325,000	342,063

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020				193,000	213,265

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017				462,000	505,890

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)				655,044	684,521

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016				351,000	354,510

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020				175,000	191,625

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019				110,000	112,063

Freescale Semiconductor, Inc. company guaranty sr. unsec. sub. notes 10 1/8s, 2016				5,000	5,363

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018				967,000	1,097,545

Freescale Semiconductor, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2020				4,000	4,600

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020				1,035,000	1,078,988

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021				290,000	308,850

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)				1,091,000	1,262,833

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)				433,000	458,980

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015				817,000	857,850

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020				344,000	358,620

					9,740,137
Transportation (0.2%)

AMGH Merger Sub., Inc. 144A company guaranty sr. notes 9 1/4s, 2018				466,000	502,698

Swift Services Holdings, Inc. 144A company guaranty sr. notes 10s, 2018				655,000	718,863

Western Express, Inc. 144A sr. notes 12 1/2s, 2015				294,000	289,590

					1,511,151
Utilities and power (1.9%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017				1,140,000	1,239,750

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)			CHF	906,000	1,088,207

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020				$380,000	406,600

Calpine Corp. 144A sr. notes 7 1/4s, 2017				995,000	1,044,750

Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)				615,000	668,942

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019				1,160,000	904,800

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016				289,000	248,540

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013				135,000	134,325

Edison Mission Energy sr. unsec. notes 7.2s, 2019				292,000	228,490

Edison Mission Energy sr. unsec. notes 7s, 2017				44,000	34,870

El Paso Corp. sr. unsec. notes 7s, 2017				160,000	177,582

El Paso Natural Gas Co. debs. 8 5/8s, 2022				577,000	737,679

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020				1,390,000	1,487,411

Energy Future Intermediate Holdings Co., LLC sr. notes 10s, 2020				644,000	692,352

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020				346,000	378,870

GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020				685,000	732,950

GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018				105,000	112,088

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016				220,000	239,800

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)				525,000	612,938

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)				2,425,000	2,772,672

GenOn Americas Generation, LLC sr. unsec. notes 8.3s, 2011				205,000	205,000

NRG Energy, Inc. sr. notes 7 3/8s, 2016				1,555,000	1,613,313

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020				255,000	263,361

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017				120,000	122,771

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028				145,000	163,604

Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020				310,000	318,525

Vattenfall Treasury AB company guaranty jr. unsec. sub. bond FRB 5 1/4s, 2049 (Sweden)			EUR	364,000	546,188

					17,176,378

Total corporate bonds and notes (cost $255,609,486)					$269,694,005

MORTGAGE-BACKED SECURITIES (25.9%)(a)
				Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 5A31, 0.353s, 2037				$2,177,468	$1,203,051

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036				318,946	258,346
Ser. 01-1, Class K, 6 1/8s, 2036				718,000	535,987
Ser. 07-5, Class XW, IO, 0.593s, 2051				213,766,659	3,688,031

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.408s, 2036				5,062,907	3,316,204
FRB Ser. 07-6, Class A1, 0.503s, 2037				1,191,384	908,859
FRB Ser. 07-B, Class A1, 0.423s, 2047				3,231,144	2,132,555

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 2A1, 5.233s, 2047				2,485,860	1,625,131

Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 5.969s, 2036				5,493,646	3,790,616
FRB Ser. 06-5, Class 2A1, 5.607s, 2036				1,211,850	824,058
FRB Ser. 07-1, Class 21A1, 5.18s, 2047				2,649,905	1,589,943

Bear Stearns Alt-A Trust II FRB Ser. 07-1, Class 1A1, 5.416s, 2047				12,982,847	7,789,708

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-IM1, Class A1, 0.443s, 2036				1,184,838	639,445

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-10, Class 1A5A, 5.593s, 2035				221,705	148,543
FRB Ser. 06-AR5, Class 2A5A, 5.453s, 2036				2,486,406	1,433,164
FRB Ser. 07-AR5, Class 1A1A, 5.4s, 2037				1,356,083	833,330
FRB Ser. 05-10, Class 1A4A, 2.904s, 2035				2,276,852	1,462,878
FRB Ser. 07-AR1, Class A3, 0.433s, 2037				5,687,720	3,369,974

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.138s, 2044				67,746,394	373,671

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.869s, 2014 (United Kingdom)			GBP	868,987	1,016,515
FRB Ser. 05-CT2A, Class E, 1.869s, 2014 (United Kingdom)			GBP	444,138	556,649

Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037				$2,428,499	1,499,598
Ser. 06-45T1, Class 2A2, 6s, 2037				2,989,782	2,111,920
Ser. 06-45T1, Class 2A5, 6s, 2037				1,281,338	922,564
Ser. 06-J8, Class A4, 6s, 2037				2,457,963	1,499,357
Ser. 06-40T1, Class 1A11, 6s, 2037				1,714,349	1,262,023
Ser. 06-41CB, Class 1A7, 6s, 2037				1,367,334	1,018,664
FRB Ser. 05-84, Class 4A1, 5.818s, 2036				10,685,161	7,052,206
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047				2,265,420	2,173,388
Ser. 07-8CB, Class A1, 5 1/2s, 2037				1,477,346	1,120,936
FRB Ser. 06-24CB, Class A13, 0.563s, 2036				1,799,436	1,109,465
FRB Ser. 06-OC10, Class 2A2A, 0.393s, 2036				1,715,708	887,879
FRB Ser. 06-HY11, Class A1, 0.333s, 2036				1,643,922	1,012,039

Countrywide Home Loans FRB Ser. 05-HYB4, Class 2A1, 2.856s, 2035				1,085,542	808,729

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.548s, 2035				196,586	25,191
FRB Ser. 05-R3, Class AF, 0.613s, 2035				193,138	166,099

Credit Suisse Mortgage Capital Certificates Ser. 07-1, Class 1A4, 6.131s, 2037				1,334,522	834,076

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035				691,000	192,468

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 3A1, 2.959s, 2036				2,054,188	1,400,699
FRB Ser. 06-AR1, Class 1A3, 0.543s, 2036				7,632,039	3,663,379
FRB Ser. 07-AR3, Class 2A2A, 0.393s, 2037				1,629,390	1,132,426
FRB Ser. 06-AR6, Class A4, 0.383s, 2037				1,592,745	1,041,337

Deutsche Alternative Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR6, Class A6, 0.403s, 2037				5,706,262	3,423,757
FRB Ser. 06-AR3, Class A1, 0.403s, 2036				2,445,083	1,249,285

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031				552,708	552,708

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.672s, 2014 (United Kingdom)			GBP	517,996	121,187

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.725s, 2032				$575,566	947,044
IFB Ser. 3211, Class SI, IO, 26.746s, 2036				504,735	332,252
IFB Ser. 3408, Class EK, 24.913s, 2037				432,953	648,254
IFB Ser. 2979, Class AS, 23.471s, 2034				239,869	329,294
IFB Ser. 3072, Class SM, 22.995s, 2035				658,889	930,569
IFB Ser. 3072, Class SB, 22.848s, 2035				590,177	829,457
IFB Ser. 3105, Class SI, IO, 19.061s, 2036				377,664	202,941
IFB Ser. 3031, Class BS, 16.178s, 2035				909,833	1,181,787
IFB Ser. 3184, Class SP, IO, 7.131s, 2033				5,184,766	686,981
IFB Ser. 3727, Class PS, IO, 6.481s, 2038				7,310,222	1,335,120
IFB Ser. 3287, Class SE, IO, 6.481s, 2037				3,222,043	552,709
IFB Ser. 3398, Class SI, IO, 6.431s, 2036				4,309,681	574,739
IFB Ser. 3762, Class SA, IO, 6.381s, 2040				6,756,561	1,125,126
IFB Ser. 3677, Class KS, IO, 6.331s, 2040				9,884,315	1,544,293
IFB Ser. 3485, Class SI, IO, 6.331s, 2036				842,074	141,157
IFB Ser. 3242, Class SC, IO, 6.071s, 2036				12,313,324	1,731,561
IFB Ser. 3225, Class EY, IO, 6.071s, 2036				33,610,204	4,762,902
IFB Ser. 3751, Class SB, IO, 5.821s, 2039				16,609,622	2,558,712
IFB Ser. 3768, Class PS, IO, 5.781s, 2036				5,120,242	785,445
Ser. 3645, Class ID, IO, 5s, 2040				2,995,679	535,957
Ser. 3653, Class KI, IO, 5s, 2038				6,671,641	1,224,780
Ser. 3632, Class CI, IO, 5s, 2038				3,518,179	656,352
Ser. 3626, Class DI, IO, 5s, 2037				2,488,539	321,245
Ser. 3740, Class IP, IO, 5s, 2037				13,856,413	2,420,715
Ser. 3623, Class CI, IO, 5s, 2036				2,242,951	362,026
Ser. 3747, Class HI, IO, 4 1/2s, 2037				1,521,500	243,423
Ser. 3738, Class MI, IO, 4s, 2034				16,121,116	2,150,833
Ser. 3736, Class QI, IO, 4s, 2034				19,411,742	2,538,692
Ser. 3751, Class MI, IO, 4s, 2034				21,523,976	2,977,412
Ser. 3740, Class KI, IO, 4s, 2033				10,420,951	1,387,550
Ser. 3707, Class HI, IO, 4s, 2023				3,131,263	348,290
Ser. 3707, Class KI, IO, 4s, 2023				5,615,075	546,964
Ser. T-57, Class 1AX, IO, 0.426s, 2043				2,630,827	34,621
Ser. 3124, Class DO, PO, zero %, 2036				51,800	38,682
FRB Ser. 3251, Class TC, zero %, 2036				79,443	78,793
FRB Ser. 3072, Class TJ, zero %, 2035				20,791	19,731
FRB Ser. 3052, Class TJ, zero %, 2035				5,745	5,412
FRB Ser. 3326, Class WF, zero %, 2035				33,599	29,231
FRB Ser. 3030, Class EF, zero %, 2035				45,077	37,821
FRB Ser. 3033, Class YF, zero %, 2035				9,367	9,324
FRB Ser. 3412, Class UF, zero %, 2035				19,320	16,928
FRB Ser. 3007, Class LU, zero %, 2035				20,408	16,542

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.624s, 2036				850,608	1,473,795
IFB Ser. 07-53, Class SP, 23.42s, 2037				586,701	844,474
IFB Ser. 08-24, Class SP, 22.504s, 2038				506,691	727,814
IFB Ser. 05-75, Class GS, 19.612s, 2035				644,214	849,072
IFB Ser. 05-83, Class QP, 16.841s, 2034				648,660	829,835
IFB Ser. 10-35, Class SG, IO, 6.187s, 2040				12,315,248	2,442,237
IFB Ser. 10-46, Class WS, IO, 5.537s, 2040				12,755,022	1,725,882
Ser. 11-51, Class SM, IO, 5 1/2s, 2041(F)(FWC)				15,230,000	2,229,767
Ser. 374, Class 6, IO, 5 1/2s, 2036				2,802,514	600,102
Ser. 10-21, Class IP, IO, 5s, 2039				6,271,570	1,359,168
Ser. 10-92, Class CI, IO, 5s, 2039				3,639,800	724,550
Ser. 398, Class C5, IO, 5s, 2039				2,503,440	525,722
Ser. 10-13, Class EI, IO, 5s, 2038				1,740,034	248,797
Ser. 378, Class 19, IO, 5s, 2035				7,599,566	1,490,229
Ser. 366, Class 22, IO, 4 1/2s, 2035				2,602,340	288,834
Ser. 407, Class 1, IO, 4s, 2041				5,815,000	1,381,063
Ser. 407, Class 2, IO, 4s, 2041				2,332,000	548,020
Ser. 406, Class 2, IO, 4s, 2041				9,202,408	2,151,523
Ser. 406, Class 1, IO, 4s, 2041				5,741,650	1,363,642
Ser. 03-W10, Class 1, IO, 1.549s, 2043				1,146,942	53,763
Ser. 00-T6, IO, 0.769s, 2030				4,691,328	97,061
Ser. 99-51, Class N, PO, zero %, 2029				72,071	65,617
FRB Ser. 05-45, Class FG, zero %, 2035				172,416	158,011
IFB Ser. 06-48, Class FG, zero %, 2036				44,922	44,522

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.112s, 2020				5,731,769	170,119

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035				891,000	618,803

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036				210,982	194,104

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.82s, 2041				6,888,000	6,587,477
IFB Ser. 11-56, Class SG, 6.786s, 2041				3,827,000	3,669,940
IFB Ser. 10-142, Class SA, IO, 6.487s, 2039				7,438,353	1,266,008
IFB Ser. 10-85, Class AS, IO, 6.437s, 2039				7,261,819	1,307,127
IFB Ser. 10-93, Class NS, IO, 6.437s, 2037				5,465,569	898,540
IFB Ser. 11-41, Class SM, IO, 6.387s, 2041				4,610,342	937,919
IFB Ser. 10-98, Class QS, IO, 6.387s, 2040				7,604,251	1,361,640
IFB Ser. 10-88, Class SA, IO, 6.337s, 2040(F)				7,892,597	1,501,520
IFB Ser. 10-157, Class SN, IO, 6.334s, 2038				7,457,609	1,218,126
IFB Ser. 10-115, Class SN, IO, 5.887s, 2038				3,668,105	573,435
IFB Ser. 10-116, Class SL, IO, 5.837s, 2039				3,708,786	612,951
IFB Ser. 11-35, Class SB, IO, 5.837s, 2037				6,307,049	924,613
IFB Ser. 10-121, Class SE, IO, 5.787s, 2040				6,631,538	1,093,474
IFB Ser. 10-89, Class SD, IO, 5.717s, 2040				5,727,382	990,665
IFB Ser. 10-116, Class SA, IO, 5.687s, 2040				9,688,483	1,683,083
IFB Ser. 10-43, Class KS, IO, 5.537s, 2040				14,803,584	2,176,589
Ser. 11-70, Class SH, IO, 5s, 2041(FWC)				5,599,000	1,328,083
Ser. 11-70, Class SM, IO, 5s, 2041(FWC)				5,451,000	1,294,613
Ser. 11-70, PO, 3 1/2s, 2041(FWC)				12,715,000	9,101,143
Ser. 06-36, Class OD, PO, zero %, 2036				36,155	33,994
FRB Ser. 07-73, Class KI, IO, zero %, 2037				269,462	4,168
FRB Ser. 07-73, Class KM, zero %, 2037				26,824	23,082

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.333s, 2039				154,489,364	2,924,216

Harborview Mortgage Loan Trust FRB Ser. 05-14, Class 5A1A, 5.583s, 2035				2,929,329	1,918,710

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 5.809s, 2037				6,647,861	4,387,589

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.472s, 2037				4,256,544	2,851,884
FRB Ser. 06-AR25, Class 5A1, 5.424s, 2036				4,011,947	2,422,091
FRB Ser. 07-AR9, Class 2A1, 5.381s, 2037				2,495,680	1,673,753
FRB Ser. 06-AR25, Class 3A1, 5.365s, 2036				2,213,072	1,195,059
FRB Ser. 07-AR11, Class 1A1, 4.711s, 2037				1,705,118	997,494
FRB Ser. 06-AR3, Class 2A1A, 2.895s, 2036				2,264,254	1,245,340
FRB Ser. 05-AR31, Class 3A1, 2.679s, 2036				5,322,865	3,592,934
FRB Ser. 06-AR39, Class A1, 0.393s, 2037				8,875,911	5,591,824
FRB Ser. 06-AR35, Class 2A1A, 0.383s, 2037				3,309,195	1,793,839
FRB Ser. 06-AR15, Class A1, 0.333s, 2036				3,223,105	1,716,303

JPMorgan Alternative Loan Trust

FRB Ser. 07-A2, Class 12A1, 0.413s, 2037				1,801,366	927,704
FRB Ser. 06-A7, Class 1A1, 0.373s, 2036				2,464,476	1,404,751
FRB Ser. 06-A6, Class 1A1, 0.373s, 2036				1,888,734	1,119,192
FRB Ser. 07-A1, Class 1A1A, 0.353s, 2037				1,947,526	973,763

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.199s, 2051				127,891,358	1,247,043

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031				492,082	486,230
Ser. 98-C4, Class J, 5.6s, 2035				965,000	992,985

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.343s, 2037				1,878,564	995,639

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.287s, 2028				1,411,418	46,676

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.263s, 2049				114,463,743	1,428,805

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.143s, 2037				1,082,207	59,954
Ser. 07-C5, Class X, IO, 5.064s, 2049				4,422,075	304,239

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039				3,360,000	2,956,800

Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.423s, 2036				1,388,416	985,775
FRB Ser. 07-11AR, Class 2A1, 5.059s, 2037				5,068,775	2,518,269
Ser. 06-6AR, Class 2A, 2.655s, 2036				1,518,013	925,988

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.968s, 2012				3,192	29

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033				285,000	11,400

Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037				1,338,443	1,010,524
Ser. 06-A5CB, Class A6, 6s, 2036				1,703,442	1,013,548
FRB Ser. 05-A2, Class A1, 0.713s, 2035				890,131	700,492

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018				376,000	263,200

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037				2,674,001	1,420,563
FRB Ser. 06-9, Class 1A1, 5.197s, 2036				1,497,407	910,638
FRB Ser. 07-4, Class 1A1, 0.453s, 2037				2,046,676	1,054,038

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s, 2045				8,246,830	1,139,093
Ser. 07-4, Class 1A4, IO, 1s, 2045				11,366,010	314,287

Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.498s, 2035				1,780,955	201,175
Ser. 05-RF3, Class 1A, IO, 5.318s, 2035				1,587,724	214,370
FRB Ser. 05-RF3, Class 1A, 0.563s, 2035				1,587,724	1,278,118
FRB Ser. 05-RF1, Class A, 0.563s, 2035				1,780,955	1,438,121

Ursus PLC 144A FRB Ser. 1-A, Class D, 1.719s, 2012 (Ireland)			GBP	409,617	34,226

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.544s, 2046				$34,178,508	514,387

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 3.519s, 2018				917,000	550,200

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A3, 0.523s, 2037				2,407,742	1,444,645

Total mortgage-backed securities (cost $224,857,808)					$235,972,324

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.8%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038				$2,118,609	$2,371,435

					2,371,435
U.S. Government Agency Mortgage Obligations (14.5%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3 1/2s, with due dates from December 1, 2040 to February 1, 2041				26,815,305	25,558,337

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016				12,056	13,022
4 1/2s, TBA, May 1, 2041				29,000,000	29,838,280
4 1/2s, TBA, April 1, 2041				3,000,000	3,090,234
4s, TBA, May 1, 2041				16,000,000	15,925,000
3 1/2s, with due dates from December 1, 2040 to March 1, 2041				60,754,625	58,027,788

					132,452,661

Total U.S. government and agency mortgage obligations (cost $133,143,573)					$134,824,096

ASSET-BACKED SECURITIES (13.1%)(a)
				Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1, Class A3, 0.343s, 2037				$3,285,000	$2,291,288

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.363s, 2036				217,000	137,549
FRB Ser. 06-HE3, Class A2C, 0.363s, 2036				271,000	125,013

Asset Backed Securities Corp. Home Equity Loan Trust FRB Ser. 06-HE4, Class A5, 0.373s, 2036				135,297	93,601

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.088s, 2034				84,572	19,435

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A, Class A4, 8.29s, 2030				1,452,840	1,031,516

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1, Class A1A, 0.283s, 2037				934,973	430,088

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030				2,161,876	1,772,738
Ser. 00-5, Class A7, 8.2s, 2032				2,156,951	1,801,054
Ser. 00-1, Class A5, 8.06s, 2031				1,553,524	1,196,214
Ser. 00-4, Class A5, 7.97s, 2032				310,491	256,155
Ser. 00-5, Class A6, 7.96s, 2032				1,488,866	1,315,785
Ser. 02-1, Class M1F, 7.954s, 2033				1,584,000	1,734,877
Ser. 00-6, Class A5, 7.27s, 2031				3,163,873	3,326,654
FRB Ser. 02-1, Class M1A, 2.294s, 2033				4,468,000	3,931,201
FRB Ser. 01-4, Class M1, 1.994s, 2033				573,000	304,387

Countrywide Asset Backed Certificates
FRB Ser. 06-6, Class 2A3, 0.493s, 2036(F)				9,381,000	3,775,853
FRB Ser. 07-3, Class 2A2, 0.383s, 2047				1,957,000	1,482,574
FRB Ser. 07-8, Class 2A2, 0.343s, 2037				4,125,000	3,289,688
FRB Ser. 06-25, Class 2A2, 0.333s, 2047				1,900,000	1,724,250
FRB Ser. 07-1, Class 2A2, 0.313s, 2037				2,985,000	2,417,850

Credit-Based Asset Servicing and Securitization FRB Ser. 07-CB1, Class AF1A, 0.283s, 2037				1,184,829	390,994

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038				889,292	17,786

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.363s, 2036				2,540,000	1,498,600

Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3, 0.383s, 2036				589,000	366,956

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.888s, 2043(F)			EUR	2,785,000	1,952,626
FRB Ser. 03-2, Class 3C, 3.369s, 2043(F)			GBP	1,337,631	937,845

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020				$1,682,107	1,177,475
Ser. 94-4, Class B2, 8.6s, 2019				627,569	326,219
Ser. 93-1, Class B, 8.45s, 2018				357,715	282,618
Ser. 96-6, Class M1, 7.95s, 2027				1,075,000	1,085,750
Ser. 99-5, Class A5, 7.86s, 2029				1,971,023	1,803,486
Ser. 96-8, Class M1, 7.85s, 2027				754,000	735,166
Ser. 99-5, Class A6, 7 1/2s, 2030				1,368,428	1,245,269
Ser. 95-8, Class B1, 7.3s, 2026				704,416	701,509
Ser. 95-4, Class B1, 7.3s, 2025				726,329	690,369
Ser. 97-6, Class M1, 7.21s, 2029				1,842,000	1,584,516
Ser. 95-F, Class B2, 7.1s, 2021				19,902	19,581
Ser. 98-2, Class A6, 6.81s, 2028				522,892	542,900
Ser. 99-3, Class A7, 6.74s, 2031				1,380,696	1,380,696
Ser. 99-2, Class A7, 6.44s, 2030				211,724	216,902
Ser. 99-1, Class A6, 6.37s, 2025				23,734	24,564
Ser. 98-4, Class A5, 6.18s, 2030				630,524	656,343

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031				2,641,818	2,702,910

GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, 0.463s, 2036				1,803,526	1,279,077
FRB Ser. 05-11, Class 3A4, 0.463s, 2035				3,146,818	2,611,859
FRB Ser. 06-19, Class A3A, 0.453s, 2036				1,106,265	613,977
FRB Ser. 06-8, Class 2A2, 0.393s, 2036				20,693,203	10,760,466
FRB Ser. 06-11, Class 2A2, 0.373s, 2036				10,497,706	5,563,784
FRB Ser. 06-19, Class A1, 0.303s, 2036				3,603,328	1,797,520
FRB Ser. 06-17, Class A1, 0.273s, 2036				4,333,232	2,123,284
FRB Ser. 06-8, Class 2A1, 0.273s, 2036				4,055,076	1,946,437
FRB Ser. 06-12, Class A1, 0.263s, 2036				4,461,048	2,294,317
FRB Ser. 07-3, Class 2A1A, 0.227s, 2047				2,821,463	1,537,698

GSAMP Trust FRB Ser. 07-HE2, Class A2A, 0.333s, 2047				902,476	853,291

GSMPS Mortgage Loan Trust FRB Ser. 05-14, Class 2A2, 0.463s, 2035				9,143,398	6,491,813

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.213s, 2030				760,338	32,314

Lehman XS Trust
FRB Ser. 07-3, Class 1BA2, 6.17s, 2037				1,938,513	886,870
FRB Ser. 07-1, Class 1A3, 0.333s, 2037				9,725,037	4,189,838

Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.473s, 2036				233,177	87,890
FRB Ser. 06-WL1, Class 2A3, 0.453s, 2046				2,005,230	1,393,635

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.463s, 2032				2,417,781	2,260,625

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.383s, 2037				2,663,017	1,517,919

Mid-State Trust Ser. 11, Class B, 8.221s, 2038				192,872	186,312

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.413s, 2034				106,828	24,681

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.373s, 2036				238,137	127,099
FRB Ser. 06-2, Class A2C, 0.363s, 2036				298,000	171,110

Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022				43,096	34,489
Ser. 99-D, Class A1, 7.84s, 2029				1,375,983	1,309,334
Ser. 95-B, Class B1, 7.55s, 2021				288,472	211,336
Ser. 00-D, Class A4, 7.4s, 2030				3,221,203	2,195,453
Ser. 02-B, Class A4, 7.09s, 2032				694,320	709,557
Ser. 99-B, Class A4, 6.99s, 2026				1,323,836	1,323,836
Ser. 02-A, Class A4, 6.97s, 2032				92,041	92,185
Ser. 01-D, Class A4, 6.93s, 2031				1,100,199	905,946
Ser. 01-E, Class A4, 6.81s, 2031				2,049,272	1,835,379
Ser. 99-B, Class A3, 6.45s, 2017				307,927	301,191
Ser. 01-C, Class A2, 5.92s, 2017				1,829,455	1,006,200
Ser. 02-C, Class A1, 5.41s, 2032				2,313,151	2,220,625
Ser. 01-E, Class A2, 5.05s, 2031				1,465,826	1,179,990
Ser. 02-A, Class A2, 5.01s, 2020				372,415	344,306

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030				346,632	336,233

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.373s, 2037				293,000	190,620

Residential Asset Securities Corp. Ser. 01-KS3, Class AII, 0.673s, 2031				2,299,081	1,810,827

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.423s, 2036				2,389,000	897,906

Soundview Home Equity Loan Trust FRB Ser. 06-OPT3, Class 2A3, 0.383s, 2036				240,000	190,143

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038				942,275	113,073

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037				756,000	378,000

Total asset-backed securities (cost $123,550,179)					$119,137,295

FOREIGN GOVERNMENT BONDS AND NOTES (8.5%)(a)
				Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017				$1,265,000	$1,138,500

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013				1,136,000	1,151,779

Argentina (Republic of) sr. unsec. bonds FRB 0.45s, 2013				3,113,000	725,173

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015				10,425,000	9,809,612

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012			ARS	4,110,000	1,015,356

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.467s, 2012				$43,339,000	10,390,525

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033				2,758,017	2,406,369

Banco Nacional de Desenvolvimento Economico e Social 144A notes 5 1/2s, 2020 (Brazil)				170,000	173,655

Banco Nacional de Desenvolvimento Economico e Social 144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)				175,000	189,875

Brazil (Federal Republic of) notes 10s, 2017			BRL	3,500	2,071,918

Brazil (Federal Republic of) unsub. notes 10s, 2014			BRL	2,365	1,465,362

Chile (Republic of) notes 5 1/2s, 2020			CLP	397,500,000	875,993

Colombia (Government of) bonds 6 1/8s, 2041				$1,000,000	1,050,000

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021				620,000	630,632

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013			INR	53,200,000	1,132,824

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017				$1,590,000	1,785,809

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041				470,000	497,548

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021				210,000	217,875

Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s, 2019				1,305,000	1,882,658

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 7 3/4s, 2038				920,000	1,122,400

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 7/8s, 2018				750,000	859,688

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014				460,000	509,248

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037				1,555,000	1,670,754

Industrial Bank of Korea 144A sr. notes 7 1/8s, 2014				1,475,000	1,663,495

Iraq (Republic of) 144A bonds 5.8s, 2028				1,275,000	1,164,075

Peru (Republic of) bonds 6.95s, 2031			PEN	5,885,000	1,942,731

Philippines (Republic of) sr. unsec. unsub. bonds 6 1/2s, 2020				$1,350,000	1,555,875

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034				1,800,000	1,875,780

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030				57,955	67,829

Russia (Federation of) 144A unsec. unsub. bonds 7 1/2s, 2030				4,854,986	5,682,129

South Africa (Republic of) sr. unsec. unsub. notes 6 7/8s, 2019				950,000	1,105,325

Sri Lanka (Republic of) 144A notes 7.4s, 2015				440,000	482,218

Turkey (Republic of) bonds 16s, 2012			TRY	385,000	269,224

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019				$815,000	966,492

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017				4,335,000	5,086,949

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017				425,000	449,438

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012				400,000	412,164

Ukraine (Government of) 144A bonds 7 3/4s, 2020				2,910,000	3,040,950

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021				2,380,000	2,486,743

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013				790,000	842,535

Venezuela (Republic of) bonds 8 1/2s, 2014				310,000	291,381

Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027				300,000	217,800

Venezuela (Republic of) unsec. notes 10 3/4s, 2013				2,510,000	2,555,582

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018				2,215,000	2,132,646

Total foreign government bonds and notes (cost $70,819,702)					$77,064,914

SENIOR LOANS (3.1%)(a)(c)
				Principal amount	Value

Basic materials (0.2%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017				$115,000	$115,863

Georgia-Pacific, LLC bank term loan FRN Ser. B2, 2.307s, 2012				189,141	189,088

Ineos Holdings, Ltd. bank term loan FRN Ser. B2, 7.501s, 2013 (United Kingdom)				203,780	210,657

Ineos Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014 (United Kingdom)				216,220	223,518

Momentive Performance Materials, Inc. bank term loan FRN 3 3/4s, 2013				372,086	368,272

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017				205,000	205,838

Smurfit-Stone Container Enterprises, Inc. bank term loan FRN 6 3/4s, 2016				151,051	151,051

Styron Corp. bank term loan FRN 6s, 2017				395,000	398,535

Univar, Inc. bank term loan FRN Ser. B, 5s, 2017				205,000	206,412

					2,069,234
Communication services (0.4%)

CCO Holdings, LLC / CCO Holdings Capital Corp. bank term loan FRN 2.711s, 2014				400,000	394,500

Charter Communications Operating, LLC bank term loan FRN Ser. l, 7 1/4s, 2014				173,126	175,636

Charter Communications, Inc. bank term loan FRN Ser. C, 3.56s, 2016				1,466,537	1,464,924

Insight Midwest, LP bank term loan FRN Ser. B, 2.021s, 2014				224,114	221,814

Intelsat Jackson Holdings SA bank term loan FRN 3.285s, 2014 (Luxembourg)				885,000	864,811

Level 3 Communications, Inc. bank term loan FRN 2.533s, 2014				379,000	372,900

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014				185,000	197,488

					3,692,073
Consumer cyclicals (1.3%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016				1,037,400	1,057,715

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017				114,713	114,458

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.303s, 2016				625,000	585,677

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.303s, 2016				724,196	678,028

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017				595,000	601,843

Cedar Fair LP bank term loan FRN 4s, 2017				181,720	183,309

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.46s, 2014				672,550	646,628

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.861s, 2016				1,003,622	893,502

Compucom Systems, Inc. bank term loan FRN 3.72s, 2014				202,139	195,570

Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014				308,950	276,896

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/2s, 2018				420,000	422,415

Federal Mogul Corp. bank term loan FRN Ser. B, 2.173s, 2014				164,689	160,392

Federal Mogul Corp. bank term loan FRN Ser. C, 2.151s, 2015				84,025	81,833

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.47s, 2014				425,048	183,169

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.22s, 2014				454,999	196,076

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.22s, 2014				169,776	73,163

Golden Nugget, Inc. bank term loan FRN 2.22s, 2014(PIK)				113,474	99,006

Golden Nugget, Inc. bank term loan FRN Ser. B, 2.22s, 2014(PIK)				199,342	173,926

Goodman Global, Inc. bank term loan FRN 9s, 2017				286,000	295,533

Goodman Global, Inc. bank term loan FRN Ser. 1st, 5 3/4s, 2016				570,135	574,319

Michaels Stores, Inc. bank term loan FRN Ser. B, 2.584s, 2013				210,712	208,656

National Bedding Co., LLC bank term loan FRN Ser. B, 3.813s, 2013				150,380	150,380

Nortek, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017				135,000	135,759

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014				1,334,318	1,047,440

Realogy Corp. bank term loan FRN Ser. B, 4.562s, 2016				800,784	751,450

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.763s, 2014				527,887	519,026

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.72s, 2014				52,590	51,707

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016				493,442	496,423

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)				670,438	465,954

Univision Communications, Inc. bank term loan FRN 4.461s, 2017				345,227	337,783

					11,658,036
Consumer staples (0.4%)

Claire's Stores, Inc. bank term loan FRN 3.058s, 2014				437,394	413,993

Del Monte Foods Co. bank term loan FRN Ser. B, 4 1/2s, 2018				260,000	261,055

Revlon Consumer Products bank term loan FRN 6s, 2015				2,217,600	2,226,956

Rite-Aid Corp. bank term loan FRN Ser. B, 1.977s, 2014				179,586	172,776

West Corp. bank term loan FRN Ser. B2, 2.732s, 2013				44,736	44,526

West Corp. bank term loan FRN Ser. B5, 4.607s, 2016				108,804	109,688

					3,228,994
Energy (0.1%)

EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.213s, 2012				404,000	395,920

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013				281,194	277,227

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)				265,000	267,208

					940,355
Financials (0.1%)

AGFS Funding Co. bank term loan FRN 7 1/4s, 2015				250,000	250,174

Fifth Third Processing Solutions, Inc. bank term loan FRN 8 1/4s, 2017				100,000	102,083

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014				164,495	164,207

					516,464
Health care (0.5%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015				355,308	356,493

Axcan Intermediate Holdings, Inc. bank term loan FRN Ser. B, 5 1/2s, 2017				154,613	154,274

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)				235,000	237,130

Health Management Associates, Inc. bank term loan FRN 2.057s, 2014				1,297,704	1,277,200

IASIS Healthcare Corp. bank term loan FRN 5.461s, 2014(PIK)				273,559	275,542

IASIS Healthcare, LLC bank term loan FRN 7.62s, 2014				61,059	61,001

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018				625,000	621,875

IASIS Healthcare, LLC bank term loan FRN Ser. B, 2.211s, 2014				643,314	642,711

IASIS Healthcare, LLC bank term loan FRN Ser. DD, 2.211s, 2014				222,673	222,465

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017				333,012	334,427

					4,183,118
Technology (0.1%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.811s, 2017				177,186	173,199

Ceridian Corp. bank term loan FRN 3.248s, 2014				306,217	299,949

					473,148
Utilities and power (0.2%)

NRG Energy, Inc. bank term loan FRN 3.557s, 2015				337,536	336,323

NRG Energy, Inc. bank term loan FRN 2.057s, 2013				60,338	60,620

NRG Energy, Inc. bank term loan FRN 2.057s, 2013				129	129

NRG Energy, Inc. bank term loan FRN Ser. B, 3.502s, 2015				400,264	402,954

Texas Competitive Electric Holdings Co., LLC bank term loan FRN Ser. B2, 3.786s, 2014				498,295	424,298

Texas Competitive Electric Holdings Co., LLC bank term loan FRN Ser. B3, 3.761s, 2014				361,991	308,235

					1,532,559

Total senior loans (cost $28,991,134)					$28,293,981

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
				Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015				$534,000	$552,023

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016				345,000	645,771

General Growth Properties, Inc. 144a cv. escrow funding bonds zero %, 2027(F)(R)				885,000	1,106

Meritor, Inc. cv. company guaranty sr. unsec. notes 4s, 2027				415,000	414,481

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014				440,000	551,375

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036				425,000	464,844

Total convertible bonds and notes (cost $2,143,869)					$2,629,600

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
		Expiration date/		Contract
		strike price		amount	Value

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.		Jan-12/1.70175	CHF	36,660,000	$106,957

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.		Jan-12/1.722	CHF	36,660,000	102,716

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.		Dec-11/1.578	CHF	36,660,000	105,683

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.		Dec-11/1.602	CHF	36,660,000	98,772

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.		Aug-11/4.47		$1,370,200	77,197

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.		Aug-11/4.47		1,370,200	22,992

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.		Aug-11/4.555		11,420,900	756,863

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.		Aug-11/4.555		11,420,900	110,212

Option on an interest rate swap with Barclay's Bank PLC the right to pay a fixed rate of 3.96% versus the three month USD-LIBOR-BBA maturing June 3, 2021.		Jun-11/3.96		177,939,400	30,249

Total purchased options outstanding (cost $3,578,294)					$1,411,641

PREFERRED STOCKS (0.1%)(a)
				Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.				440	$409,283

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.				15,000	389,400

Total preferred stocks (cost $521,180)					$798,683

CONVERTIBLE PREFERRED STOCKS (—%)(a)
				Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.				9,017	$448,596

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)				1,477	517

Total convertible preferred stocks (cost $1,843,036)					$449,113

COMMON STOCKS (—%)(a)
				Shares	Value

Bohai Bay Litigation, LLC (Escrow)(F)(NON)				1,327	$4,141

Nortek, Inc.(NON)				1,677	72,128

Trump Entertainment Resorts, Inc.(F)(NON)				224	1,120

Total common stocks (cost $64,638)					$77,389

WARRANTS (—%)(a)(NON)
		Expiration date	Strike price	Warrants	Value

Charter Communications, Inc. Class A		11/30/14	$46.86	117	$2,018

Smurfit Kappa Group PLC 144A (Ireland)(F)	EUR	10/01/13	0.001	960	67,892

Total warrants (cost $35,777)					$69,910

SHORT-TERM INVESTMENTS (22.6%)(a)
				Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.08%(e)				56,515,318	$56,515,318

U.S. Treasury Bills, for effective yields ranging from 0.20% to 0.22%, November 17, 2011(SEG)(SEGSF)				$44,879,000	44,839,103

U.S. Treasury Bills, for effective yields ranging from 0.23% to 0.26%, October 20, 2011(SEG)(SEGSF)				41,191,000	41,151,457

U.S. Treasury Bills, for effective yields ranging from 0.19% to 0.24%, August 25, 2011(SEG)(SEGSF)				5,569,000	5,564,639

U.S. Treasury Bills, for effective yields ranging from 0.22% to 0.24%, July 28, 2011(SEG)(SEGSF)				25,239,000	25,236,476

U.S. Treasury Bills, for effective yields ranging from 0.20% to 0.21%, June 2, 2011(SEG)(SEGSF)				32,787,000	32,781,017

Total short-term investments (cost $206,055,278)					$206,088,010

TOTAL INVESTMENTS

Total investments (cost $1,051,213,954)(b)					$1,076,510,961

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $557,805,429) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	5/24/11	$3,981,142	$3,815,577	$165,565
	Brazilian Real	Buy	5/24/11	846,350	824,876	21,474
	British Pound	Sell	5/24/11	7,742,410	7,469,424	(272,986)
	Canadian Dollar	Sell	5/24/11	2,122,469	2,098,297	(24,172)
	Chilean Peso	Buy	5/24/11	54,790	53,270	1,520
	Czech Koruna	Buy	5/24/11	604,385	595,791	8,594
	Euro	Buy	5/24/11	6,118,313	5,859,374	258,939
	Japanese Yen	Sell	5/24/11	1,631,115	1,575,301	(55,814)
	Mexican Peso	Sell	5/24/11	464,553	458,710	(5,843)
	Norwegian Krone	Buy	5/24/11	4,079,452	3,885,094	194,358
	Singapore Dollar	Buy	5/24/11	1,743,701	1,692,239	51,462
	South African Rand	Buy	5/24/11	1,369,027	1,337,506	31,521
	South Korean Won	Buy	5/24/11	3,932,795	3,864,436	68,359
	Swedish Krona	Sell	5/24/11	2,112,093	2,011,589	(100,504)
	Swiss Franc	Sell	5/24/11	1,568,031	1,467,474	(100,557)
	Taiwan Dollar	Sell	5/24/11	57,097	56,256	(841)
	Turkish Lira	Sell	5/24/11	729,474	720,648	(8,826)
Barclays Bank PLC
	Australian Dollar	Buy	5/24/11	6,850,667	6,446,952	403,715
	Brazilian Real	Buy	5/24/11	741,391	721,685	19,706
	British Pound	Sell	5/24/11	10,755,676	10,388,229	(367,447)
	Canadian Dollar	Buy	5/24/11	1,848,430	1,838,422	10,008
	Chilean Peso	Buy	5/24/11	1,324,815	1,304,587	20,228
	Czech Koruna	Buy	5/24/11	783,945	776,332	7,613
	Euro	Buy	5/24/11	8,966,606	8,596,977	369,629
	Hungarian Forint	Buy	5/24/11	2,214,434	2,108,236	106,198
	Indian Rupee	Sell	5/24/11	2,698,454	2,675,585	(22,869)
	Japanese Yen	Sell	5/24/11	2,436,634	2,354,574	(82,060)
	Malaysian Ringgit	Buy	5/24/11	1,392,698	1,368,962	23,736
	Mexican Peso	Buy	5/24/11	1,917,384	1,863,979	53,405
	New Zealand Dollar	Sell	5/24/11	995,492	955,593	(39,899)
	Norwegian Krone	Buy	5/24/11	1,153,256	1,099,409	53,847
	Philippines Peso	Buy	5/24/11	1,160,218	1,147,247	12,971
	Polish Zloty	Sell	5/24/11	772,483	720,429	(52,054)
	Russian Ruble	Buy	5/24/11	1,366,812	1,375,282	(8,470)
	Singapore Dollar	Buy	5/24/11	3,581,217	3,475,193	106,024
	South Korean Won	Buy	5/24/11	4,228,956	4,180,976	47,980
	Swedish Krona	Buy	5/24/11	1,744,309	1,723,106	21,203
	Swiss Franc	Sell	5/24/11	4,941,231	4,627,025	(314,206)
	Taiwan Dollar	Sell	5/24/11	19,715	19,560	(155)
	Thai Baht	Buy	5/24/11	1,151,734	1,140,223	11,511
	Turkish Lira	Buy	5/24/11	248,972	246,239	2,733
Citibank, N.A.
	Australian Dollar	Buy	5/24/11	10,121,840	9,690,629	431,211
	Brazilian Real	Sell	5/24/11	1,883,712	1,831,487	(52,225)
	British Pound	Sell	5/24/11	5,975,413	5,769,772	(205,641)
	Canadian Dollar	Sell	5/24/11	3,790,900	3,690,822	(100,078)
	Chilean Peso	Sell	5/24/11	536,177	521,081	(15,096)
	Czech Koruna	Sell	5/24/11	602,323	578,839	(23,484)
	Danish Krone	Buy	5/24/11	531,681	513,802	17,879
	Euro	Buy	5/24/11	1,413,618	1,355,443	58,175
	Hungarian Forint	Buy	5/24/11	1,374,017	1,308,473	65,544
	Japanese Yen	Sell	5/24/11	10,499,102	10,144,673	(354,429)
	Mexican Peso	Buy	5/24/11	1,955,433	1,905,836	49,597
	New Zealand Dollar	Buy	5/24/11	35,588	34,170	1,418
	Norwegian Krone	Buy	5/24/11	1,252,578	1,193,540	59,038
	Polish Zloty	Buy	5/24/11	2,215,162	2,066,443	148,719
	Singapore Dollar	Buy	5/24/11	381,637	370,391	11,246
	South African Rand	Buy	5/24/11	1,238,873	1,206,806	32,067
	South Korean Won	Buy	5/24/11	2,790,555	2,743,301	47,254
	Swedish Krona	Buy	5/24/11	782,898	745,992	36,906
	Swiss Franc	Buy	5/24/11	1,598,947	1,497,005	101,942
	Taiwan Dollar	Sell	5/24/11	3,402	3,414	12
	Turkish Lira	Buy	5/24/11	652,428	645,433	6,995
Credit Suisse AG
	Australian Dollar	Buy	5/24/11	3,795,252	3,579,860	215,392
	Brazilian Real	Buy	5/24/11	25,587	24,915	672
	British Pound	Sell	5/24/11	9,457,952	9,171,474	(286,478)
	Canadian Dollar	Sell	5/24/11	3,440,836	3,361,480	(79,356)
	Czech Koruna	Buy	5/24/11	9,463	9,180	283
	Euro	Buy	5/24/11	576,243	552,232	24,011
	Indian Rupee	Sell	5/24/11	1,540,739	1,534,305	(6,434)
	Japanese Yen	Sell	5/24/11	3,873,401	3,740,283	(133,118)
	Malaysian Ringgit	Buy	5/24/11	3,268,448	3,203,543	64,905
	Mexican Peso	Buy	5/24/11	1,477,428	1,451,250	26,178
	Norwegian Krone	Sell	5/24/11	85,615	81,508	(4,107)
	Polish Zloty	Sell	5/24/11	1,444,527	1,346,714	(97,813)
	South African Rand	Buy	5/24/11	1,863,059	1,822,409	40,650
	South Korean Won	Buy	5/24/11	2,779,602	2,729,778	49,824
	Swedish Krona	Buy	5/24/11	2,119,951	2,020,633	99,318
	Swiss Franc	Sell	5/24/11	6,241,323	5,840,882	(400,441)
	Taiwan Dollar	Buy	5/24/11	1,350,808	1,342,304	8,504
	Turkish Lira	Sell	5/24/11	468,240	468,032	(208)
Deutsche Bank AG
	Australian Dollar	Buy	5/24/11	1,337,441	1,281,259	56,182
	Brazilian Real	Buy	5/24/11	1,137,674	1,106,539	31,135
	British Pound	Sell	5/24/11	8,826,798	8,598,590	(228,208)
	Canadian Dollar	Buy	5/24/11	565,618	563,889	1,729
	Chilean Peso	Buy	5/24/11	474,081	461,318	12,763
	Czech Koruna	Sell	5/24/11	961,443	907,932	(53,511)
	Euro	Buy	5/24/11	7,547,205	7,232,500	314,705
	Hungarian Forint	Buy	5/24/11	1,936,738	1,839,245	97,493
	Malaysian Ringgit	Buy	5/24/11	2,113,383	2,072,009	41,374
	Mexican Peso	Buy	5/24/11	956,653	929,483	27,170
	New Zealand Dollar	Sell	5/24/11	997,838	958,832	(39,006)
	Norwegian Krone	Buy	5/24/11	5,147,703	4,895,696	252,007
	Peruvian New Sol	Sell	5/24/11	1,852,396	1,860,295	7,899
	Philippines Peso	Buy	5/24/11	1,166,917	1,153,100	13,817
	Polish Zloty	Buy	5/24/11	1,679,337	1,564,689	114,648
	Singapore Dollar	Buy	5/24/11	380,901	369,495	11,406
	South Korean Won	Buy	5/24/11	2,963,798	2,910,632	53,166
	Swedish Krona	Sell	5/24/11	2,557,877	2,435,295	(122,582)
	Swiss Franc	Sell	5/24/11	4,696,682	4,396,393	(300,289)
	Taiwan Dollar	Buy	5/24/11	914,614	908,515	6,099
	Turkish Lira	Sell	5/24/11	686,263	681,824	(4,439)
Goldman Sachs International
	Australian Dollar	Buy	5/24/11	6,854,058	6,460,454	393,604
	British Pound	Buy	5/24/11	926,349	894,503	31,846
	Canadian Dollar	Buy	5/24/11	2,039,628	1,993,700	45,928
	Chilean Peso	Sell	5/24/11	44,271	43,061	(1,210)
	Euro	Buy	5/24/11	846,124	811,433	34,691
	Hungarian Forint	Buy	5/24/11	3,274,691	3,149,618	125,073
	Japanese Yen	Sell	5/24/11	8,735,570	8,401,442	(334,128)
	Norwegian Krone	Buy	5/24/11	2,749,647	2,617,695	131,952
	Polish Zloty	Sell	5/24/11	282,503	263,745	(18,758)
	South African Rand	Buy	5/24/11	1,593,436	1,567,937	25,499
	Swedish Krona	Buy	5/24/11	1,694,923	1,676,035	18,888
	Swiss Franc	Sell	5/24/11	4,791,746	4,482,294	(309,452)
HSBC Bank USA, National Association
	Australian Dollar	Buy	5/24/11	11,632,946	11,043,283	589,663
	British Pound	Sell	5/24/11	11,592,799	11,283,372	(309,427)
	Euro	Buy	5/24/11	1,178,583	1,129,828	48,755
	Indian Rupee	Sell	5/24/11	406,167	403,175	(2,992)
	Japanese Yen	Sell	5/24/11	4,436,837	4,285,068	(151,769)
	Norwegian Krone	Sell	5/24/11	1,735,117	1,651,791	(83,326)
	Philippines Peso	Buy	5/24/11	1,166,917	1,154,404	12,513
	Singapore Dollar	Buy	5/24/11	2,708,998	2,628,901	80,097
	South Korean Won	Buy	5/24/11	3,844,455	3,784,109	60,346
	Swiss Franc	Sell	5/24/11	3,011,703	2,820,093	(191,610)
	Taiwan Dollar	Sell	5/24/11	72,150	71,091	(1,059)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	5/24/11	2,502,779	2,384,559	118,220
	Brazilian Real	Buy	5/24/11	754,567	733,919	20,648
	British Pound	Sell	5/24/11	6,579,837	6,353,868	(225,969)
	Canadian Dollar	Sell	5/24/11	2,276,526	2,237,140	(39,386)
	Chilean Peso	Buy	5/24/11	1,457,952	1,431,599	26,353
	Czech Koruna	Buy	5/24/11	586,913	553,336	33,577
	Euro	Buy	5/24/11	4,315,739	4,139,273	176,466
	Hungarian Forint	Buy	5/24/11	554,094	527,888	26,206
	Japanese Yen	Sell	5/24/11	2,989,873	2,889,250	(100,623)
	Malaysian Ringgit	Buy	5/24/11	1,652,274	1,619,499	32,775
	Mexican Peso	Buy	5/24/11	186,156	181,084	5,072
	New Zealand Dollar	Sell	5/24/11	1,062,058	1,019,202	(42,856)
	Norwegian Krone	Buy	5/24/11	5,876,889	5,815,660	61,229
	Peruvian New Sol	Sell	5/24/11	407,253	409,004	1,751
	Polish Zloty	Sell	5/24/11	4,934,441	4,605,497	(328,944)
	Singapore Dollar	Buy	5/24/11	3,117,135	3,026,027	91,108
	South African Rand	Buy	5/24/11	922,396	900,891	21,505
	South Korean Won	Buy	5/24/11	2,317,881	2,277,126	40,755
	Swedish Krona	Sell	5/24/11	273,173	260,238	(12,935)
	Swiss Franc	Sell	5/24/11	1,451,893	1,359,182	(92,711)
	Taiwan Dollar	Buy	5/24/11	484,103	478,894	5,209
	Thai Baht	Buy	5/24/11	1,157,582	1,146,658	10,924
	Turkish Lira	Sell	5/24/11	451,257	446,390	(4,867)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	5/24/11	3,813,524	3,653,675	159,849
	Brazilian Real	Buy	5/24/11	1,024,823	998,078	26,745
	British Pound	Sell	5/24/11	6,050,089	5,883,401	(166,688)
	Canadian Dollar	Buy	5/24/11	1,157,652	1,154,174	3,478
	Chilean Peso	Buy	5/24/11	1,399,196	1,380,472	18,724
	Czech Koruna	Sell	5/24/11	861,825	813,745	(48,080)
	Euro	Buy	5/24/11	1,086,794	1,041,517	45,277
	Hungarian Forint	Buy	5/24/11	1,729,849	1,645,223	84,626
	Indian Rupee	Sell	5/24/11	2,283,709	2,265,063	(18,646)
	Japanese Yen	Sell	5/24/11	4,185,917	4,034,904	(151,013)
	Malaysian Ringgit	Buy	5/24/11	3,268,481	3,204,585	63,896
	Mexican Peso	Buy	5/24/11	2,829,956	2,755,125	74,831
	New Zealand Dollar	Sell	5/24/11	79,345	76,250	(3,095)
	Norwegian Krone	Buy	5/24/11	2,433,305	2,314,517	118,788
	Polish Zloty	Sell	5/24/11	1,110,559	1,092,825	(17,734)
	Russian Ruble	Buy	5/24/11	1,366,812	1,371,514	(4,702)
	Singapore Dollar	Buy	5/24/11	1,381,695	1,340,948	40,747
	South African Rand	Buy	5/24/11	2,612,915	2,552,148	60,767
	South Korean Won	Buy	5/24/11	3,711,191	3,647,190	64,001
	Swedish Krona	Sell	5/24/11	2,117,117	2,029,415	(87,702)
	Swiss Franc	Sell	5/24/11	6,105,617	5,867,111	(238,506)
	Taiwan Dollar	Buy	5/24/11	189,854	188,397	1,457
	Turkish Lira	Sell	5/24/11	1,486,946	1,478,498	(8,448)
State Street Bank and Trust Co.
	Australian Dollar	Buy	5/24/11	3,858,711	3,792,897	65,814
	Brazilian Real	Buy	5/24/11	937,114	911,325	25,789
	British Pound	Sell	5/24/11	9,349,530	9,027,859	(321,671)
	Canadian Dollar	Sell	5/24/11	3,491,026	3,412,838	(78,188)
	Euro	Buy	5/24/11	6,249,992	5,993,618	256,374
	Hungarian Forint	Buy	5/24/11	3,625,556	3,451,022	174,534
	Japanese Yen	Sell	5/24/11	8,698,173	8,403,238	(294,935)
	Malaysian Ringgit	Buy	5/24/11	3,505,440	3,440,519	64,921
	Mexican Peso	Sell	5/24/11	393,298	388,355	(4,943)
	Norwegian Krone	Buy	5/24/11	2,805,485	2,673,415	132,070
	Philippines Peso	Buy	5/24/11	1,166,917	1,154,511	12,406
	Polish Zloty	Sell	5/24/11	1,718,358	1,662,085	(56,273)
	Singapore Dollar	Buy	5/24/11	944,931	917,050	27,881
	South African Rand	Buy	5/24/11	1,418,191	1,387,619	30,572
	Swedish Krona	Buy	5/24/11	2,656,218	2,533,013	123,205
	Swiss Franc	Sell	5/24/11	474,277	464,123	(10,154)
	Taiwan Dollar	Buy	5/24/11	491,234	482,863	8,371
	Thai Baht	Buy	5/24/11	1,157,588	1,147,349	10,239
UBS AG
	Australian Dollar	Buy	5/24/11	2,791,734	2,630,955	160,779
	Brazilian Real	Buy	5/24/11	692,572	674,080	18,492
	British Pound	Sell	5/24/11	9,080,228	8,858,754	(221,474)
	Canadian Dollar	Sell	5/24/11	581,574	568,536	(13,038)
	Czech Koruna	Buy	5/24/11	412,385	405,490	6,895
	Euro	Buy	5/24/11	311,402	298,612	12,790
	Hungarian Forint	Buy	5/24/11	3,306,376	3,174,204	132,172
	Indian Rupee	Sell	5/24/11	3,375,183	3,350,320	(24,863)
	Japanese Yen	Sell	5/24/11	10,610,655	10,251,011	(359,644)
	Mexican Peso	Buy	5/24/11	2,822,119	2,744,804	77,315
	New Zealand Dollar	Sell	5/24/11	1,470,915	1,412,288	(58,627)
	Norwegian Krone	Buy	5/24/11	3,987,108	3,796,254	190,854
	Polish Zloty	Sell	5/24/11	1,975,375	1,882,117	(93,258)
	Russian Ruble	Buy	5/24/11	1,366,805	1,371,256	(4,451)
	Singapore Dollar	Buy	5/24/11	2,344,047	2,273,964	70,083
	South African Rand	Buy	5/24/11	2,880,669	2,816,350	64,319
	South Korean Won	Buy	5/24/11	3,530,357	3,464,702	65,655
	Swedish Krona	Sell	5/24/11	482,488	459,660	(22,828)
	Swiss Franc	Sell	5/24/11	8,289,883	7,758,092	(531,791)
	Taiwan Dollar	Buy	5/24/11	9,943	9,790	153
	Thai Baht	Buy	5/24/11	1,151,734	1,140,978	10,756
	Turkish Lira	Buy	5/24/11	6,754	6,680	74
Westpac Banking Corp.
	Australian Dollar	Buy	5/24/11	6,547,160	6,247,633	299,527
	British Pound	Sell	5/24/11	6,974,266	6,734,814	(239,452)
	Canadian Dollar	Buy	5/24/11	64,772	63,345	1,427
	Euro	Sell	5/24/11	17,239,616	16,515,290	(724,326)
	Japanese Yen	Sell	5/24/11	4,887,221	4,643,683	(243,538)
	New Zealand Dollar	Sell	5/24/11	1,380,812	1,330,984	(49,828)
	Norwegian Krone	Buy	5/24/11	1,320,864	1,258,185	62,679
	Swedish Krona	Sell	5/24/11	1,947,258	1,855,220	(92,038)
	Swiss Franc	Sell	5/24/11	4,507,705	4,195,360	(312,345)

Total						$(866,330)

FUTURES CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	52	$5,394,573	Jun-11	$(6,508)
Canadian Government Bond 10 yr (Short)	61	7,841,429	Jun-11	(45,049)
Euro-Bobl 5 yr (Short)	8	1,367,899	Jun-11	(7,983)
Euro-Bund 10 yr (Long)	891	162,502,852	Jun-11	336,026
Euro-Dollar 90 day (Short)	692	171,512,200	Jun-12	(174,730)
Euro-Schatz 2 yr (Short)	500	79,606,897	Jun-11	(114,410)
Euro-Swiss Franc 3 Month (Short)	87	25,019,740	Dec-11	(3,917)
Euro-Swiss Franc 3 Month (Short)	87	24,916,498	Jun-12	(11,558)
Euro-Swiss Franc 3 Month (Short)	87	24,830,883	Dec-12	(14,510)
Euro-Swiss Franc 3 Month (Short)	87	24,966,860	Mar-12	(2,498)
Euro-Swiss Franc 3 Month (Short)	87	25,067,583	Sep-11	1,062
Japanese Government Bond 10 yr (Long)	20	34,529,093	Jun-11	89,017
Japanese Government Bond 10 yr Mini (Long)	10	1,726,701	Jun-11	9,677
U.K. Gilt 10 yr (Long)	583	116,091,785	Jun-11	1,192,341
U.S. Treasury Bond 20 yr (Long)	341	41,729,875	Jun-11	690,446
U.S. Treasury Bond 30 yr (Long)	461	58,028,375	Jun-11	1,094,539
U.S. Treasury Note 5 yr (Long)	78	9,240,563	Jun-11	138,274
U.S. Treasury Note 10 yr (Short)	181	21,926,453	Jun-11	(400,672)

Total				$2,769,547

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $65,952,215) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		$14,182,400	Apr-12/4.8675	$124,805
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		14,182,400	Apr-12/4.8675	1,355,128
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		16,701,000	Aug-11/4.475	15,866
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		16,701,000	Aug-11/4.475	1,398,876
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		24,738,000	Aug-11/4.49	2,107,925
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		24,738,000	Aug-11/4.49	20,780
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		12,369,000	Aug-11/4.55	8,164
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		12,369,000	Aug-11/4.55	1,116,055
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		27,401,000	Aug-11/4.7	6,302
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		27,401,000	Aug-11/4.7	2,848,060
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		24,616,000	Aug-11/4.765	6,154
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		24,616,000	Aug-11/4.765	2,672,559
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		7,284,400	Aug-15/4.375	1,073,588
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		7,284,400	Aug-15/4.375	567,382
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		7,284,400	Aug-15/4.46	602,566
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		7,284,400	Aug-15/4.46	1,012,532
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		14,006,560	Feb-15/5.27	673,786
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		14,006,560	Feb-15/5.27	1,140,414
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		4,389,140	Feb-15/5.36	200,891
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		4,389,140	Feb-15/5.36	375,754
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		45,798,000	Jul-11/4.46	15,113
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		45,798,000	Jul-11/4.46	3,911,149
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		42,950,000	Jul-11/4.52	10,308
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		42,950,000	Jul-11/4.52	3,888,264
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		45,798,000	Jul-11/4.525	4,165,786
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		45,798,000	Jul-11/4.525	10,534
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		21,475,000	Jul-11/4.5475	4,510
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		21,475,000	Jul-11/4.5475	1,994,598
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.		68,697,000	Jul-11/4.745	7,557
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.		68,697,000	Jul-11/4.745	7,507,208
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		19,551,000	May-12/5.51	2,761,383
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		19,551,000	May-12/5.51	83,619
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		38,999,000	Sep-13/4.82	2,248,914
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		38,999,000	Sep-13/4.82	643,918
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		96,509,800	Sep-15/4.04	3,499,909
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		96,509,800	Sep-15/4.04	9,716,999
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	36,660,000	Dec-11/0.578	5,311
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	36,660,000	Dec-11/0.602	6,284
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	36,660,000	Jan-12/0.70175	13,280
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	36,660,000	Jan-12/0.722	14,934
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.		19,591,784	Jul-11/3.55	236,473
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.		19,591,784	Jul-11/3.55	357,547

Total				$58,431,185

TBA SALE COMMITMENTS OUTSTANDING at 4/30/11 (proceeds receivable $48,298,516) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, May 1, 2041	29,000,000	5/12/11	29,838,280
FNMA, 4 1/2s, April 1, 2041	3,000,000	4/13/11	3,090,234
FNMA, 4s, May 1, 2041	16,000,000	5/12/11	15,925,000

Total			$48,853,514

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$131,005,900		$(398,654)	4/20/21	3 month USD-LIBOR-BBA	3.5%	$1,310,413
	AUD	5,940,000		—	4/18/21	6.1%	6 month AUD-BBR-BBSW	(72,073)
	GBP	35,690,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(450,883)
	GBP	15,960,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(565,327)
	GBP	11,260,000		—	2/3/21	3.9225%	6 month GBP-LIBOR-BBA	(609,199)
	GBP	23,200,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	416,772
	Barclays Bank PLC
		$248,793,800		(95,687)	2/17/14	1.62%	3 month USD-LIBOR-BBA	(3,868,469)
		51,637,100		—	3/10/41	3 month USD-LIBOR-BBA	4.38%	2,225,969
		20,588,600		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(484,819)
		36,821,600		(48,626)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(915,699)
		257,018,100		59,463	4/1/13	1%	3 month USD-LIBOR-BBA	(1,377,421)
		74,686,600		—	4/21/21	3 month USD-LIBOR-BBA	3.43%	507,625
		28,196,700		94,582	4/26/16	3 month USD-LIBOR-BBA	2.24%	235,935
		30,600,000		—	5/4/16	2.17%	3 month USD-LIBOR-BBA	(22,950)
	AUD	41,210,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	247,113
	AUD	31,330,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	(155,129)
	AUD	9,160,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(86,703)
	EUR	14,050,000		—	3/1/21	6 month EUR-EURIBOR-REUTERS	3.425%	(97,647)
	EUR	39,514,000		—	2/9/21	3.53%	6 month EUR-EURIBOR-REUTERS	(327,511)
	GBP	43,680,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	1,123,258
	GBP	14,840,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(749,104)
	GBP	22,720,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(846,317)
	GBP	21,410,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	364,938
	GBP	49,960,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(664,244)
	GBP	8,210,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.95%	476,750
	Citibank, N.A.
		$200,540,800		(55,180)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(1,298,496)
	GBP	43,680,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	1,215,119
	GBP	14,840,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(657,940)
	GBP	85,150,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(2,816,386)
	GBP	25,260,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	1,375,221
	GBP	106,440,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	835,456
	SEK	58,660,000		—	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	292,926
	SEK	49,830,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	48,199
	SEK	33,150,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(86,082)
	SEK	35,730,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(43,265)
	SEK	58,660,000		—	11/23/20	3 month SEK-STIBOR-SIDE	3.75%	27,992
	Credit Suisse International
		$99,826,200		(292,544)	2/4/20	3 month USD-LIBOR-BBA	3.38%	2,104,940
		11,043,800		(14,719)	3/14/16	3 month USD-LIBOR-BBA	2.35%	145,696
		121,921,800		(242,473)	3/14/20	3 month USD-LIBOR-BBA	3.42%	2,499,833
		46,552,700		106,717	3/14/41	4.36%	3 month USD-LIBOR-BBA	(1,714,404)
		58,600,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(67,976)
		108,255,200		(36,265)	2/17/13	1.04%	3 month USD-LIBOR-BBA	(893,870)
		96,713,000		(12,076)	2/24/14	1.53%	3 month USD-LIBOR-BBA	(1,174,848)
		86,500		15	2/24/15	3 month USD-LIBOR-BBA	2.04%	1,542
		53,500		16	2/24/26	4.16%	3 month USD-LIBOR-BBA	(2,386)
		148,848,000		—	4/15/13	0.93125%	3 month USD-LIBOR-BBA	(565,672)
		153,589,900		11,841	4/19/13	0.89%	3 month USD-LIBOR-BBA	(423,599)
		9,000,000		—	5/3/21	3.431%	3 month USD-LIBOR-BBA	(47,160)
		1,000,000		—	5/4/21	3 month USD-LIBOR-BBA	3.379%	—
	CHF	63,900,000		—	1/28/13	0.675%	6 month CHF-LIBOR-BBA	55,319
	CHF	10,940,000		—	3/22/16	1.5075%	6 month CHF-LIBOR-BBA	100,542
	CHF	16,850,000		—	7/28/15	1.27%	6 month CHF-LIBOR-BBA	55,612
	CHF	71,270,000		—	2/9/13	0.6875%	6 month CHF-LIBOR-BBA	84,137
	CHF	9,810,000		—	4/28/16	6 month CHF-LIBOR-BBA	1.69%	(17,276)
	EUR	7,025,000		—	3/4/21	3.46%	6 month EUR-EURIBOR-REUTERS	19,970
	EUR	5,610,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(113,658)
	GBP	25,610,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(912,100)
	GBP	14,160,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	781,416
	GBP	7,000,000		—	3/3/21	3.87375%	6 month GBP-LIBOR-BBA	(298,259)
	MXN	78,540,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(242,865)
	SEK	35,730,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(57,227)
	SEK	32,960,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	35,663
	SEK	25,610,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(27,706)
	SEK	61,400,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	48,310
	Deutsche Bank AG
		$303,397,000		(24,197)	1/5/13	0.79%	3 month USD-LIBOR-BBA	(1,546,693)
		233,211,400		—	1/14/13	0.85625%	3 month USD-LIBOR-BBA	(1,434,807)
		224,480,800		1,297,784	2/3/20	3 month USD-LIBOR-BBA	3.31%	5,441,865
		143,768,900		(33,355)	4/13/13	0.98%	3 month USD-LIBOR-BBA	(721,044)
		68,093,200		(347,476)	4/14/21	3 month USD-LIBOR-BBA	3.66%	1,544,545
		54,354,600		51,423	4/21/21	3 month USD-LIBOR-BBA	3.44%	468,296
	EUR	54,940,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	701,903
	KRW	8,022,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(5,241)
	KRW	7,955,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(5,211)
	MXN	78,540,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(214,608)
	Goldman Sachs International
		$18,699,200		6,412	2/15/13	1.03%	3 month USD-LIBOR-BBA	(139,860)
		161,417,100		(38,155)	1/5/13	0.79%	3 month USD-LIBOR-BBA	(848,173)
		84,503,400		—	2/15/13	1.01625%	3 month USD-LIBOR-BBA	(637,387)
		12,605,200		(3,104)	10/1/13	0.84%	3 month USD-LIBOR-BBA	33,821
		40,789,500	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(24,882)
		65,803,200		—	4/4/16	3 month USD-LIBOR-BBA	2.415%	1,024,161
		10,665,400		—	4/20/41	3 month USD-LIBOR-BBA	4.2525%	172,200
		70,053,900		308,497	5/3/21	3 month USD-LIBOR-BBA	3.39%	424,086
		8,500,000		—	5/4/41	4.1775%	3 month USD-LIBOR-BBA	—
	CHF	55,520,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	122,154
	EUR	7,025,000		—	3/2/21	3.4325%	6 month EUR-EURIBOR-REUTERS	42,927
	GBP	10,990,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(440,235)
	KRW	7,688,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(324)
	SEK	36,900,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	23,187
	SEK	61,400,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	31,143
	JPMorgan Chase Bank, N.A.
		$168,393,200		(28,555)	2/16/13	1.04%	3 month USD-LIBOR-BBA	(1,364,008)
		9,343,500		—	3/9/26	3 month USD-LIBOR-BBA	4.07%	303,974
		103,427,700		394,043	3/11/41	4.42%	3 month USD-LIBOR-BBA	(4,784,627)
		117,300,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(151,262)
		57,200,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(80,804)
		16,313,400		—	3/25/16	2.27%	3 month USD-LIBOR-BBA	(153,076)
		96,268,600		32,675	6/21/14	1.908001%	3 month USD-LIBOR-BBA	(2,300,477)
		39,102,300		(245,908)	4/15/41	4.33%	3 month USD-LIBOR-BBA	(1,432,306)
		171,493,100		(145,321)	4/27/21	3 month USD-LIBOR-BBA	3.48%	1,649,569
		49,243,700		(25,705)	4/27/41	4.25%	3 month USD-LIBOR-BBA	(761,002)
		27,000,000		—	5/4/21	3 month USD-LIBOR-BBA	3.38%	18,630
		161,909,900		50,076	1/6/13	0.79%	3 month USD-LIBOR-BBA	(761,717)
		93,652,325		(1,804,961)	4/28/21	3 month USD-LIBOR-BBA	3.59%	66,815
		118,567,800		—	2/1/14	1.2425%	3 month USD-LIBOR-BBA	(580,005)
		80,478,300		—	2/4/13	0.879%	3 month USD-LIBOR-BBA	(415,443)
		2,473,000		—	5/4/21	3 month USD-LIBOR-BBA	3.407%	7,543
		51,600,000		—	5/4/13	0.785%	3 month USD-LIBOR-BBA	—
		5,300,000		—	5/4/21	3 month USD-LIBOR-BBA	3.375%	—
	CAD	8,100,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	251,783
	EUR	6,300,000		—	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	(152,530)
	EUR	31,420,000		—	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	(989,737)
	GBP	8,210,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93105%	454,335
	JPY	1,383,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(283,234)
	JPY	3,056,730,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(335,959)
	JPY	3,048,260,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	137,823
	JPY	799,200,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(95,293)
	JPY	1,074,500,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	181,865
	MXN	11,220,000	(E)	—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(29,249)
	MXN	57,160,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(277,322)
	MXN	88,180,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(367,793)
	UBS, AG
		$45,751,400		—	12/9/40	4.1075%	3 month USD-LIBOR-BBA	(254,202)
	AUD	7,080,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	88,316
	AUD	7,080,000	(E)	—	4/12/21	6 month AUD-BBR-BBSW	6.61%	78,529
	CHF	72,350,000		—	2/11/13	0.6975%	6 month CHF-LIBOR-BBA	70,450
	CHF	72,350,000		—	4/19/13	6 month CHF-LIBOR-BBA	0.9325%	83,840

	Total							$(14,282,755)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$1,264,073	$(988)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	$10,782
	1,272,219	596	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,409)
	1,263,628	(987)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,778
	1,272,219	1,789	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,602)
Barclays Bank PLC
	1,151,339	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,253)
	8,454,811	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(51,922)
	2,512,461	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(15,429)
	11,928,502	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	58,173
	6,696,098	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(59,630)
	11,863,382	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(72,854)
	3,905,141	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(30,703)
	4,143,021	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(36,894)
	2,370,010	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(18,633)
	12,280,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	30,654
	3,599,222	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	33,509
	12,970,697	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	46,842
	1,264,073	(1,778)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,991
	1,264,073	(1,778)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	9,991
	1,272,219	994	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(8,807)
	3,035,827	(4,269)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	23,996
	3,045,689	1,904	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(29,026)
	507,680	(476)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,251
	23,690,423	7,403	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	221,303
	1,391,466	435	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	11,566
	1,379,569	1,293	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,956)
	13,943,500	(34,859)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(80,352)
	8,026,476	33,862	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	143,499
	34,027,852	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(208,968)
	6,947,334	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(42,664)
	13,954,815	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(85,698)
	7,369,554	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(65,627)
	5,448,233	(35,754)	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,674)
	1,930,788	(15,989)	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	—
	5,220,381	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	25,459
	3,282,758	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(30,563)
	8,813,265	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	42,981
Citibank, N.A.
	1,230,198	(961)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,493
	1,284,721	1,606	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,047)
GBP	16,980,000	—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	736,757
Credit Suisse International
	$6,485,349	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,421)
	1,272,219	2,584	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(10,397)
	1,264,073	198	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	11,967
Deutsche Bank AG
	6,485,349	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,421)
Goldman Sachs International
	8,490,000	—	7/28/11	(0.685%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	223,198
	8,490,000	—	7/29/11	(0.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	217,630
	8,490,000	—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	220,975
	7,020,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(85,554)
	5,265,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(68,870)
	4,636,422	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(43,166)
	3,889,746	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	23,887
	2,626,618	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	20,651
	917,300	(1,290)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	7,390
	8,856,688	9,687	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	65,298
	7,690,969	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(71,614)

Total						$996,867

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America, N.A.
	Ford Motor Credit Co., 7%, 10/1/13	Ba2	$—		$2,805,000	3/20/12	285 bp	$60,520
	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	(41,661)		4,680,000	12/20/19	(100 bp)	385,263
	Ukraine (Government of), 7.65%, 6/11/13	B2	—		2,175,000	10/20/11	194 bp	2,885
	Deutsche Bank AG
	Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa3	—		1,500,000	10/20/17	105 bp	(15,404)
	Russian Federation, 7 1/2%, 3/31/30	—	—		442,500	4/20/13	(112 bp)	(4,622)
	United Mexican States, 7.5%, 4/8/33	Baa1	—		2,945,000	3/20/14	56 bp	(9,110)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	935,000	9/20/13	715 bp	190,119
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	477 bp	110,153
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	535 bp	128,587
	Goldman Sachs International
	Lighthouse International Co, SA, 8%, 4/30/14	Caa2	—	EUR	815,000	3/20/13	680 bp	(584,415)
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 16 Version 1 Index	B+	(124,616)		$6,042,000	6/20/16	500 bp	106,698
	Republic of Argentina, 8.28%, 12/31/33	B3	—		1,385,000	6/20/14	235 bp	(105,738)
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		225,000	9/20/13	276 bp	11,469
	Morgan Stanley Capital Services, Inc.
	Dominican Republic, 8 5/8%, 4/20/27	—	—		2,340,000	11/20/11	(170 bp)	(531)
	Freeport-McMoRan Copper & Gold, Inc., T/L Bank Loan	Baa1	—		2,360,500	3/20/12	44 bp	1,537
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		1,570,000	10/20/12	339 bp	(103,832)

	Total							$173,579

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $910,565,595.
(b)	The aggregate identified cost on a tax basis is $1,064,816,627, resulting in gross unrealized appreciation and depreciation of $38,289,411 and $26,595,077, respectively, or net unrealized appreciation of $11,694,334.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(FWC)	Forward commitments, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $52,746 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $512,902,796 and $459,615,130, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $594,822,775 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average number of contracts of approximately 4,000 on futures contracts for the reporting period.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates and volatility.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $588,300,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $1,638,900,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $492,200,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $211,800,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $8,268,300,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund enters into credit default contracts to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,419,014 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $73,457,330 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $69,764,954.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$72,128	$—	$1,120
Energy	—	—	4,141
Total common stocks	72,128	—	5,261
Asset-backed securities	—	116,246,824	2,890,471
Convertible bonds and notes	—	2,628,494	1,106
Convertible preferred stocks	—	449,113	—
Corporate bonds and notes	—	269,660,815	33,190
Foreign government bonds and notes	—	77,064,914	—
Mortgage-backed securities	—	232,241,037	3,731,287
Preferred stocks	—	798,683	—
Purchased options outstanding	—	1,411,641	—
Senior loans	—	28,293,981	—
U.S. Government and Agency Mortgage Obligations	—	134,824,096	—
Warrants	—	2,018	67,892
Short-term investments	56,515,318	149,572,692	—

Totals by level	$56,587,446	$1,013,194,308	$6,729,207

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(866,330)	$—
Futures contracts	2,769,547
Written options		(58,431,185)
TBA sale commitments		(48,853,514)
Interest rate swap contracts		(12,803,338)
Total return swap contracts		1,033,645
Credit default contracts		339,856

Totals by level	$2,769,547	$(119,580,866)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$1,163,508	$823,652
Foreign exchange contracts	9,851,617	10,717,947
Equity contracts	69,910	—
Interest rate contracts	38,745,432	104,765,122

Total	$49,830,467	$116,306,721

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011